Non-Controlling Interest in Consolidated Subsidiaries - Summarized Financial Information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)		Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2024 MXN ($)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Total current assets	$ 16,413	[1]		$ 356,159		$ 342,311
Total non-current assets	24,416	[1]		449,697		509,225
Total current liabilities	9,729	[1]		182,381		202,930
Total non-current liabilities	12,825	[1]		245,106		267,475
Total revenue	37,476	[2]	$ 781,585	702,692	$ 597,008
Net income from continuing operations	1,924	[2]	40,121	44,439	33,320
Net cash flows generated from operating activities	3,429	[3]	71,510	49,679	72,576
Net cash flows used in investing activities	(1,587)	[3]	(33,122)	132,292	(46,432)
Net cash flows used in financing activities	$ (4,031)	[3]	(84,049)	(92,552)	$ (35,898)
Coca-Cola FEMSA
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Total current assets				67,738		75,132
Total non-current assets				205,782		232,854
Total current liabilities				54,916		67,171
Total non-current liabilities				84,899		$ 90,274
Total revenue			279,793	245,088
Net income from continuing operations			24,549	20,226
Consolidated comprehensive income for the year, net of tax			29,706	14,104
Net cash flows generated from operating activities			42,442	42,289
Net cash flows used in investing activities			(23,392)	(20,070)
Net cash flows used in financing activities			$ (19,642)	$ (26,352)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[3]	Convenience translation to U.S. dollars ($) – See Note 2.2.4